Accounts Receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Accounts Receivable, net (Details) [Line Items]
Unbilled accounts receivable	$ 7,526,282
Accounts receivable			$ 5,865,900
Unbilled accounts receivables, description	The unbilled accounts receivables as of December 31, 2020 are expected to be billed within one year and collected over one year. The billed accounts receivable is expected to be collected within one year.
Accounts receivable	$ 14,314,985		11,241,076
Percentage of billed accounts receivable	23.00%
Percentage of unbilled accounts receivable	3.00%
Wrote off accounts receivable			$ 1,984,244
Subsequent Event [Member]
Accounts Receivable, net (Details) [Line Items]
Accounts receivable		$ 2,100,000